Restricted Net Assets	12 Months Ended
Dec. 31, 2020
Restricted Net Assets [Abstract]
Restricted Net Assets
2 5 .	RESTRICTED NET ASSETS
Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s PRC entities only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s entities.
Prior to payment of dividends, pursuant to the PRC laws and regulations, enterprises incorporated in the PRC must make appropriations from after-tax
profit to
non-distributable
reserve funds as determined by the Board of Directors of each company. These reserves include (i) general reserve, and (ii) other reserves at the discretion of the Board of Director.
Subject to certain cumulative limits, the general reserve requires annual appropriations of 10% of after-tax
profits as determined under PRC laws and regulations at each year-end
until the balance reaches 50% of the PRC entity registered capital; the other reserve appropriations are at the Company’s discretion. These reserves can only be used for specific purposes of enterprise expansion and are not distributable as cash dividends. The Company’s subsidiaries contributed RMB1,443, RMB510 and RMB906 to the general reserve during the years ended December 31, 2018, 2019 and 2020.
Prior to the effectiveness of Amended Private Education Law, PRC laws and regulations required private schools that require reasonable returns to contribute 25% of after-tax
income before payments of dividend to a fund to be used for the construction or maintenance of the school or procurement or upgrading of educational facility. For private schools that do not require reasonable returns, this amount should be equivalent to no less than 25% of the annual increase of its net assets as determined in accordance with generally accepted accounting principles in the PRC. For the Group’s private schools, amount contributed to the reserve of RMB3,152, RMB2,874 and RMB2,559 for the years ended December 31, 2018, 2019 and 2020.
The statutory reserves cannot be transferred to the Company in the form of loans or advances and are not distributable as cash dividends except in the event of liquidation.
Because the Group’s entities in the PRC can only be paid out of distributable profits reported in accordance with PRC accounting standards, the Group’s entities in the PRC are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in
capital and statutory reserves of the Group’s entities in the PRC. The aggregate amount of paid-in
capital and statutory reserves, which represented the amount of net assets of the Group’s entities in the PRC not available for distribution, was RMB472,750 as of December 31, 2020.